Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Other Non-Current Assets [Abstract]
Prepayment of developing a metaverse platform		$ 4,597,232
Prepayment of developing non-fungible tokens (“NFTs”)		2,800,000
Prepayment of brand authorization	4,600,000
Prepaid consulting fees	462,967	925,933
Prepaid renovation expenses		886,367
Prepayment of copyright licenses		580,000
Prepaid royalties		95,798
Security deposit	16,260	55,425
Others	41,372	68,445
Total	$ 5,120,599	$ 10,009,200